Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of issuance of shares

Ordinary shares
Shares in issue at December 31, 2021	32,292,648
Issued in relation to creation of treasury shares in August 2022	3,500,000
Issued in relation to vesting of PSU, RSU and options	252,058
Shares in issue at December 31, 2022	36,044,706
Issued in relation to vesting of PSU, RSU and options	309,591
Shares in issue at December 31, 2023	36,354,297
Issued in relation to capital raise in October 2024	3,642,988
Issued in relation to vesting of PSU, RSU and options	365,810
Shares in issue at December 31, 2024	40,363,095